Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consist of the following:

	December 31,
	2024	2023
At cost:
Building improvement	$196,929	$92,438
Furniture and fixtures	25,390	250,493
Medical instruments	785,776	844,809
Motor vehicle	142,936	142,936
Office equipment	361,385	150,688
	1,512,416	1,481,364
Less: accumulated depreciation	(1,239,320)	(1,319,207)
Total	$273,096	$162,157